[PHOTO OF BAKERY OMITTED]

ANNUAL REPORT

MAY 31, 1998

 ARMADA MONEY MARKET FUND
 ARMADA GOVERNMENT MONEY MARKET FUND
 ARMADA TREASURY MONEY MARKET FUND
 ARMADA TAX EXEMPT MONEY MARKET FUND
 ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND


ARMADA FUNDS MONEY MARKET SERIES

[Bakery Photo OMITTED]

[ARMADA LOGO OMITTED]
FINANCIAL POWER CLOSE AT HAND

ARMADA FUNDS
MONEY MARKET SERIES

ANNUAL REPORT -- MAY 31, 1998


ARMADA MONEY MARKET FUND

ARMADA GOVERNMENT MONEY MARKET FUND

ARMADA TREASURY MONEY MARKET FUND

ARMADA TAX EXEMPT MONEY MARKET FUND

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND





TABLE OF CONTENTS
Chairman's Message ........................................................  1
STATEMENT OF NET ASSETS AND FINANCIAL HIGHLIGHTS
   Armada Money Market Fund ...............................................  3
   Armada Government Money Market Fund ....................................  9
   Armada Treasury Money Market Fund ...................................... 12
   Armada Tax Exempt Money Market Fund .................................... 14
   Armada Pennsylvania Tax Exempt Money Market Fund ....................... 23
FINANCIAL STATEMENTS
   Statement of Operations ................................................ 29
   Statement of Changes in Net Assets ..................................... 30
NOTES TO FINANCIAL STATEMENTS ............................................. 32
REPORT OF INDEPENDENT AUDITORS ............................................ 37

--------------------------------------------------------------------------------
[BULLET] SHARES OF ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR
         GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, THEIR AFFILIATES OR ANY BANK.
[BULLET] SHARES OF ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S.
         GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
[BULLET] AN INVESTMENT IN ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE
         POSSIBLE LOSS OF PRINCIPAL.
[BULLET] PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE
         INVESTMENT RETURN WILL FLUCTUATE.
National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with National City Bank and is not a bank.
--------------------------------------------------------------------------------

CHAIRMAN'S MESSAGE

DEAR ARMADA FUNDS SHAREHOLDER:

   We are pleased to report that the year ended May 31, 1998, was a good one for both the economy and financial markets as well as for Armada Funds. With our economy's solid growth and low inflationary pressures, stocks posted dramatic increases and the fixed income markets gained ground as well. Despite volatility in the financial markets, enthusiasm for investing continued unabated. Many investors chose to invest in Armada Funds with the result that our assets rose by 37%, increasing from $5.4 billion at the start of the year, to $7.4 billion on May 31, 1998.
   On March 31, 1998, the merger of National City Corporation and First of America Bank Corporation was successfully completed. As a direct result of the merger our funds will be advised and managed by a larger team of investment professionals. The depth and breadth of expertise and experience this team brings to our funds will enhance our ability to meet our clients' objectives.

NEW PRODUCT OFFERINGS
   In the Spring we added two new funds--the Armada National Tax Exempt Fund and the Armada Tax Managed Equity Fund. These new funds, plus three additional equity funds added during the first half of the year, further enhance the range of investment opportunities within the Armada Family of Funds.
   We also have launched the Armada Plus 401(k) program--a comprehensive plan designed to provide employees of smaller companies with the complete range of benefits traditionally only enjoyed by the larger tax deferred 401(k) plan sponsors. The program is a turnkey package--offering employers a solid plan that combines Armada Funds with comprehensive, affordable plan administration and recordkeeping.

CHAIRMAN'S MESSAGE

   If you would like more information about our newest offerings, the Armada National Tax Exempt and Tax Managed Equity funds or the Armada Plus 401(k) program, or a prospectus for any of the Armada Funds, please call your account representative or 1-800-622-FUND (3863). You also can find us on the WorldWide Web at WWW.NATIONAL-city.com. Click INVEST IT! for Armada Funds information.
   Finally, we would like to thank you for your continued confidence in us.
We look forward to providing you with superior investment management and service to meet your investment needs now and in the future.

Sincerely,


/S/ SIGNATURE
Robert D. Neary
Chairman
Armada Funds

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
MAY 31, 1998
                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
COMMERCIAL PAPER -- 81.0%
AGRICULTURE -- 2.8%
  Canadian Wheat Board
     5.420% ........06/03/98    $25,000   $   24,992
     5.440% ........06/17/98     25,000       24,940
  Cargill
     5.450% ........06/08/98     24,000       23,975
                                          ----------
                                              73,907
                                          ----------
BANKS -- 2.3%
  Norwest Financial
     5.500% ........08/10/98     30,000       29,679
     5.490% ........08/11/98     30,000       29,675
                                          ----------
                                              59,354
                                          ----------
CHEMICALS -- 6.4%
  Dow Chemical
     5.490% ........06/18/98     15,000       14,961
  E.I. dupont de Nemours
     5.450% ........06/24/98     25,000       24,913
     5.430% ........07/29/98     25,000       24,781
     5.460% ........08/26/98     50,000       49,348
  Monsanto
     5.450% ........06/04/98      6,790        6,787
     5.450% ........06/09/98     15,000       14,982
     5.340% ........07/13/98     20,000       19,875
     5.480% ........08/21/98     11,000       10,864
                                          ----------
                                             166,511
                                          ----------
CONSUMER NON-DURABLES -- 4.2%
  Clorox
     5.460% ........06/16/98     10,000        9,977
  Procter & Gamble
     5.460% ........06/25/98      9,480        9,445
     5.450% ........06/29/98     45,000       44,809
     5.480% ........08/28/98     20,000       19,732
     5.480% ........09/08/98     25,000       24,623
                                          ----------
                                             108,586
                                          ----------

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
COMMERCIAL PAPER -- CONTINUED
DIVERSIFIED -- 1.8%
  Minnesota Mining & Manufacturing
     5.460% ........07/22/98    $15,000   $   14,884
     5.480% ........07/29/98     12,000       11,894
     5.480% ........08/11/98     20,000       19,786
                                          ----------
                                              46,564
                                          ----------
DRUGS & HEALTH CARE -- 0.8%
  Schering-Plough
     5.460% ........07/21/98     19,875       19,724
                                          ----------
ELECTRONICS -- 3.0%
  Lucent Technologies
     5.440% ........06/17/98     15,000       14,964
     5.440% ........07/16/98     20,000       19,864
     5.490% ........08/10/98     19,000       18,797
  Motorola, Inc.
     5.470% ........06/23/98    $25,000       24,916
                                          ----------
                                              78,541
                                          ----------
ENTERTAINMENT -- 1.2%
  Walt Disney
     5.420% ........07/15/98     23,000       22,848
     5.410% ........07/29/98     10,000        9,913
                                          ----------
                                              32,761
                                          ----------
FINANCE-CONDUIT -- 15.2% Ciesco, L.P.
     5.470% ........06/16/98     20,000       19,954
     5.480% ........06/25/98     20,000       19,927
     5.480% ........07/20/98     20,000       19,851
     5.470% ........07/28/98     20,000       19,825
     5.500% ........08/31/98     20,000       19,722
  Corporate Asset Funding
     5.480% ........06/11/98     25,000       24,962
     5.480% ........07/01/98     30,000       29,863
     5.470% ........08/06/98     20,000       19,798
     5.510% ........08/20/98     25,000       24,694

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
MAY 31, 1998
                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
COMMERCIAL PAPER -- CONTINUED
FINANCE-CONDUIT -- CONTINUED
  Delaware Funding
     5.490% ........07/20/98    $41,230   $   40,921
     5.530% ........07/27/98     20,000       19,828
  New Center Asset Trust
     5.450% ........07/14/98     25,000       24,837
     5.460% ........07/28/98     25,000       24,784
     5.430% ........09/09/98     20,000       19,698
  Preferred Receivables Funding
     5.510% ........06/05/98     20,000       19,988
     5.475% ........07/10/98     25,000       24,852
     5.530% ........07/27/98     22,460       22,267
                                          ----------
                                             395,771
                                          ----------
FINANCIAL SERVICES -- 14.7%
  American Express Credit
     5.450% ........07/14/98     30,000       29,805
     5.460% ........07/15/98     15,000       14,900
     5.490% ........07/29/98     18,000       17,839
     5.500% ........07/31/98     20,000       19,817
  Associates First Capital
     5.510% ........06/03/98     20,000       19,994
     5.500% ........06/30/98     20,000       19,911
  Associates of North America
     5.490% ........06/12/98     20,000       19,966
     5.490% ........07/31/98     20,000       19,817
     5.470% ........08/12/98     20,000       19,781
  General Electric Capital
     5.500% ........08/12/98     25,000       24,725
     5.500% ........08/25/98     23,000       22,701
     5.510% ........09/08/98     15,000       14,773
     5.500% ........09/18/98     22,000       21,634
  General Electric Credit Puerto Rico
     5.500% ........06/30/98     15,000       14,934
  National Rural Utilities Cooperative Finance
     5.470% ........06/12/98     20,000       19,967
     5.470% ........06/26/98     20,000       19,924
     5.470% ........07/22/98     10,000        9,922
     5.470% ........07/28/98     21,800       21,609

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
COMMERCIAL PAPER -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Transamerica Finance
     5.510% ........07/17/98    $20,000   $   19,859
     5.510% ........07/24/98     11,875       11,779
                                          ----------
                                             383,657
                                          ----------
FOOD & BEVERAGE -- 7.1%
  Campbell Soup
     5.490% ........06/03/98     30,000       29,991
     5.450% ........07/14/98     20,000       19,870
  Coca-Cola
     5.460% ........06/16/98     20,000       19,954
     5.440% ........06/26/98     25,000       24,906
     5.470% ........07/27/98     25,000       24,787
     5.450% ........08/11/98     25,000       24,731
  Hershey Foods
     5.460% ........06/12/98     10,000        9,983
     5.480% ........08/24/98     14,207       14,025
     5.470% ........09/15/98     17,600       17,317
                                          ----------
                                             185,564
                                          ----------
INSURANCE -- 3.2%
  American General Corp.
     5.470% ........07/31/98      9,000        8,918
     5.490% ........08/24/98     10,650       10,514
     5.520% ........08/25/98     25,000       24,674
  Marsh & McLennan
     5.440% ........06/11/98     20,000       19,970
     5.440% ........08/21/98     20,000       19,755
                                          ----------
                                              83,831
                                          ----------
MACHINERY -- 1.3%
  John Deere
     5.480% ........08/20/98     20,000       19,756
     5.490% ........08/28/98     15,000       14,799
                                          ----------
                                              34,555
                                          ----------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
COMMERCIAL PAPER -- CONTINUED
OFFICE & BUSINESS EQUIPMENT -- 3.2%
  Pitney Bowes Credit
     5.470% ........06/30/98    $25,000   $   24,890
     5.450% ........07/13/98     20,000       19,873
  Xerox Credit
     5.440% ........07/10/98     20,000       19,882
     5.470% ........07/17/98     19,000       18,867
                                          ----------
                                              83,512
                                          ----------
OIL & GAS -- 4.8%
  Amoco Credit
     5.440% ........07/13/98     25,000       24,841
     5.430% ........07/23/98     25,000       24,804
     5.470% ........08/13/98     25,000       24,723
     5.480% ........08/25/98     25,000       24,677
  Shell Oil
     5.430% ........06/09/98     25,000       24,969
                                          ----------
                                             124,014
                                          ----------
PRINTING & PUBLISHING -- 1.4%
  McGraw Hill
     5.470% ........07/15/98     25,165       24,997
     5.430% ........09/03/98     12,300       12,126
                                          ----------
                                              37,123
                                          ----------
TECHNOLOGY -- 2.3%
  IBM Credit
     5.470% ........06/08/98     15,000       14,984
     5.480% ........06/29/98     30,000       29,872
     5.470% ........08/24/98     15,000       14,809
                                          ----------
                                              59,665
                                          ----------
TELECOMMUNICATIONS -- 3.0%
   BellSouth Telecommunications
     5.510% ........07/21/98     17,000       16,870
     5.510% ........07/27/98      9,000        8,923
     5.490% ........08/10/98     10,000        9,893
                                          ----------
                                              79,491
                                          ----------

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
COMMERCIAL PAPER -- CONTINUED
TELECOMMUNICATIONS  -- CONTINUED
UTILITIES-ELECTRIC -- 2.3%
  SBC Communications
     5.460% ........06/22/98    $20,000   $   19,936
     5.440% ........07/07/98     24,000       23,869
                                          ----------
                                              43,805
                                          ----------
  Duke Energy
     5.480% ........07/24/98     20,000       19,839
  Duke Power
     5.470% ........07/09/98     20,000       19,884
  Potomac Electric Power
     5.510% ........07/24/98     21,000       21,000
                                          ----------
                                              60,723
                                          ----------
TOTAL COMMERCIAL PAPER
   (Cost $2,113,854) ..................    2,113,854
                                          ----------
CERTIFICATE OF DEPOSITS -- 6.5%
  Bank of Nova Scotia
     5.600% ........09/28/98     45,000       44,998
  Barclays Bank
     5.640% ........10/05/98     30,000       30,004
  Bayerische Vereinsbank
     5.560% ........06/15/98     30,000       30,000
  Deustche Bank
     5.580% ........08/06/98     30,000       30,000
  National Westminster
     5.540% ........07/29/98     13,300       13,301
  Societe Generale
     5.930% ........08/17/98     20,000       20,006
                                          ----------
TOTAL CERTIFICATE OF DEPOSITS
   (Cost $168,309) ....................      168,309
                                          ----------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
MAY 31, 1998
                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MASTER DEMAND NOTES -- 1.7%
  Metropolitan Life Insurance (A)
     5.526% ........01/05/99    $20,000   $   20,000
  Paccar Financial (A)
     5.675% ........12/31/99     25,000       25,000
                                          ----------
TOTAL MASTER DEMAND NOTES
   (Cost $45,000)                             45,000
                                          ----------
CASH EQUIVALENT -- 0.5%
  Financial Square Premium
   Money Market Fund .......     12,768       12,768
                                          ----------
TOTAL CASH EQUIVALENT
   (Cost $12,768) ..........                  12,768
                                          ----------
REPURCHASE AGREEMENTS -- 10.7%
  First Boston
     5.650% ........06/01/98    150,000      150,000
   (Agreement dated 05/19/98
   to be repurchased at $150,070,625
   on 06/01/98, collateralized
   by $150,003,978 Government
   Mortgages and Agencies 6.00%
   to 8.50% due 09/25/00 to
   09/18/27. The market value
   of the collateral is $153,004,059)
  Prudential
     5.630% ........06/01/98     94,919       94,919
   (Agreement dated 05/29/98
   to be repurchased at $94,963,533
   on 06/01/98, collateralized
   by $94,923,009 Government
   Mortgages and Agencies 5.625%
   to 14.833% due 04/14/00 to
   06/15/44. The market value
   of the collateral
   is $96,821,469)

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
REPURCHASE AGREEMENTS -- CONTINUED
  Smith Barney
     5.590% ........06/01/98    $35,000   $   35,000
(Agreement dated 05/29/98
   to be repurchased at $35,016,304
   on 06/01/98, collateralized
   by $35,222,000 U.S. TIPS
   3.625% due 07/15/02. The market
   value of the collateral
   is $35,735,000)

TOTAL REPURCHASE AGREEMENTS
   (Cost $279,919) ....................      279,919
                                          ----------
TOTAL INVESTMENTS -- 100.4%
   (Cost $2,619,850) ..................   $2,619,850
                                          ==========
OTHER ASSETS AND LIABILITIES,
   NET-- (0.4%) .......................      (11,263)
                                        -------------
NET ASSETS:
  Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 1,911,527,366
   outstanding shares of
   beneficial interest ...............     1,911,527
  Portfolio Shares of Retail Class
   (unlimited authorization -- no
   par value) based on 696,828,933
   outstanding shares of
   beneficial interest ................      696,829
  Portfolio Shares of Class B
   (unlimited authorization -- no
   par value) based on
   4,559 outstanding shares of
   beneficial interest ................            5
  Undistributed net investment income .          239
  Accumulated net realized loss
   on investments .....................          (13)
                                          ----------
TOTAL NET ASSETS-- 100.0% .............   $2,608,587
                                          ==========

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND
MAY 31, 1998
                                              VALUE
                                              (000)
                                              -----
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SHARE -- INSTITUTIONAL
   CLASS ..............................        $1.00
                                          ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- RETAIL CLASS ..............        $1.00
                                          ==========
NET ASSET VALUE AND
   OFFERING PRICE PER
   SHARE -- CLASS B ...................        $1.00
                                          ==========

 ------------------------
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1998.

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          FOR THE YEAR ENDED MAY 31,
                       ------------------------------------------------------------------------------------------------
                                     1998                       1997                 1996                   1995
                       -----------------------------  --------------------  --------------------  ---------------------
                       INSTITUTIONAL RETAIL CLASS B4  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL
                       ------------- ------ --------  ------------- ------  ------------- ------  ------------- -------
Net asset value, beginning
  of period .........   $     1.00 $   1.00  $1.00     $     1.00  $   1.00  $     1.00  $   1.00  $     1.00   $  1.00
                        ---------- --------  -----     ----------  --------  ----------  --------  ----------   -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income       0.05     0.05   0.05           0.05      0.05        0.05      0.05        0.05      0.05
LESS DISTRIBUTIONS
  Dividends from net
   investment income         (0.05)   (0.05) (0.05)         (0.05)    (0.05)      (0.05)    (0.05)      (0.05)    (0.05)
                        ---------- --------  -----     ----------  --------  ----------  --------  ----------   -------
Net asset value, end of
  period ............   $     1.00 $   1.00  $1.00     $     1.00  $   1.00  $     1.00  $   1.00  $     1.00   $  1.00
                        ---------- --------  -----     ----------  --------  ----------  --------  ----------   -------
TOTAL RETURN                  5.39%    5.26%  5.04%          5.19%     5.09%       5.45%     5.35%       5.11%     5.01%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) .......   $1,911,689 $696,893  $   5     $1,943,021  $346,172  $1,344,414  $343,087  $1,083,243  $175,192
  Ratio of expenses to
   average net assets         0.38%1   0.51%2 1.22%3         0.37%1    0.47%2      0.37%1    0.47%2      0.37%1    0.47%2
  Ratio of net investment
   income to average
   net assets .......         5.27%1   5.14%2 4.39%3         5.07%1    4.97%2      5.30%1    5.18%2      5.07%1    5.12%2


                    FOR THE YEAR ENDED MAY 31,
                       --------------------
                               1994
                       --------------------
                       INSTITUTIONAL RETAIL
                       ------------- ------
Net asset value, beginning
  of period .........   $   1.00    $  1.00
                        --------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income     0.03       0.03
LESS DISTRIBUTIONS
  Dividends from net
   investment income       (0.03)     (0.03)
                        --------    -------
Net asset value, end of
  period ............   $   1.00    $  1.00
                        --------    -------
TOTAL RETURN                2.91%      2.81%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) .......   $743,377    $67,229
  Ratio of expenses to
   average net assets       0.43%1     0.53%2
  Ratio of net investment
   income to average
   net assets .......       2.94%1     2.78%2

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.48% AND 5.17% AND .47% AND 4.97%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .48% AND 5.19% AND .48% AND 4.96%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVER BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEAR ENDED MAY 31, 1994 WOULD HAVE BEEN .45% AND 2.92%, RESPECTIVELY.
2 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.61% AND 5.08% AND .57% AND 4.87%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .58% AND 5.07% AND .58% AND 5.01%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEAR ENDED MAY 31, 1994 WOULD HAVE BEEN .55% AND 2.76%, RESPECTIVELY.
3 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE CLASS B FOR THE PERIOD ENDED MAY 31, 1998 WOULD HAVE BEEN 1.27% AND 4.31%, RESPECTIVELY.
4   THE MONEY MARKET FUND CLASS B COMMENCED OPERATIONS JANUARY 5, 1998.

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA GOVERNMENT MONEY MARKET FUND
MAY 31, 1998
                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
AGENCY OBLIGATIONS -- 75.7%
FEDERAL FARM CREDIT BANK-- 19.3%
     5.425% ........06/11/98    $15,000   $   14,977
     5.410% ........06/22/98      5,000        4,984
     5.400% ........07/01/98     17,772       17,692
     5.380% ........07/06/98      8,000        7,958
     4.250% ........07/07/98     15,000       14,919
     5.310% ........07/09/98      6,000        5,966
     5.280% ........07/13/98     30,898       30,708
     5.380% ........07/16/98      5,300        5,264
     5.360% ........07/17/98     15,000       14,897
     5.375% ........07/21/98     26,715       26,515
     5.508% ........07/23/98      5,000        4,961
     5.340% ........07/24/98     18,000       17,859
     5.370% ........08/13/98     20,000       19,782
     5.340% ........08/14/98     20,000       19,780
     5.380% ........08/21/98     11,000       10,867
     5.370% ........09/04/98     15,000       14,787
     5.290% ........09/22/98     18,520       18,212
     5.385% ........10/09/98     12,000       11,767
     5.365% ........10/13/98      5,000        4,900
                                          ----------
                                             266,795
                                          ----------
FEDERAL HOME LOAN BANK -- 17.2%
     5.530% ........06/05/98     10,000        9,994
     5.430% ........06/11/98      4,870        4,863
     5.400% ........06/15/98     20,000       19,958
     5.300% ........06/30/98     25,000       24,893
     5.390% ........07/08/98     10,000        9,945
     5.536% ........07/17/98     15,000       14,897
     5.385% ........07/30/98     20,000       19,824
     5.400% ........08/05/98     20,000       19,805
     5.280% ........08/07/98     10,000        9,902
     5.400% ........08/12/98     20,000       19,784
     5.360% ........08/26/98      5,358        5,289
     5.345% ........09/09/98     15,000       14,777
     5.380% ........09/23/98     20,000       19,659
     5.380% ........09/25/98     15,000       14,740

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
AGENCY OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN BANK-- CONTINUED
     5.350% ........10/06/98    $15,000  $    14,717
     5.400% ........10/21/98     15,300       14,974
                                          ----------
                                             238,021
                                          ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 19.2%
     5.400% ........06/01/98     25,000       25,000
     5.410% ........06/03/98     25,000       24,993
     5.330% ........06/04/98     30,000       29,987
     5.425% ........06/08/98     20,000       19,979
     5.420% ........06/12/98     30,000       29,950
     5.410% ........06/16/98     20,000       19,955
     5.425% ........06/30/98     50,000       49,781
     5.300% ........07/06/98     10,500       10,446
     5.390% ........07/09/98     10,000        9,943
     5.460% ........07/10/98     10,000        9,942
     5.410% ........08/06/98     11,613       11,498
     5.430% ........08/11/98     15,000       14,839
     5.355% ........09/04/98     10,054        9,912
                                          ----------
                                             266,225
                                          ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.0%
     5.310% ........06/05/98     10,000        9,994
     5.526% ........07/15/98     15,000       14,901
     5.400% ........07/16/98     10,000        9,933
     5.410% ........07/27/98     18,483       18,327
     5.260% ........07/30/98     20,000       19,823
     5.400% ........08/03/98      6,165        6,107
     5.390% ........08/07/98     17,175       17,003
     5.400% ........08/10/98     10,000        9,895
     5.400% ........08/18/98     20,000       19,766
     5.410% ........08/24/98     20,000       19,748
     5.400% ........08/27/98     30,452       30,055
     4.370% ........09/08/98     45,519       44,846
     5.380% ........09/23/98      6,160        6,055
     5.380% ........09/24/98     16,091       15,814
     5.577% ........09/24/98     10,000        9,828

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA GOVERNMENT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
AGENCY OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- CONTINUED
     5.380% ........09/29/98  $   7,310   $    7,179
     5.370% ........09/30/98      8,145        7,998
     5.360% ........10/21/98     10,000        9,789
                                          ----------
                                             277,061
                                          ----------
TOTAL AGENCY OBLIGATIONS
   (Cost $1,048,102) ...................   1,048,102
                                          ----------
CASH EQUIVALENT -- 0.5%
  Financial Square Government
   Money Market Fund .............6,557        6,557
                                          ----------
TOTAL CASH EQUIVALENT
   (Cost $6,557) ......................        6,557
                                          ----------
REPURCHASE AGREEMENTS -- 24.2%
  First Boston
     5.650% ........06/01/98    150,000      150,000
(Agreement dated 05/29/98
   to be repurchased at $150,070,625
   on 06/01/98, collateralized
   by $150,898,843 Government
   Agencies, 6.00% to 9.00% due
   03/01/09 to 12/01/33. The
   market value of the collateral
   is $153,916,822)
  Prudential
     5.630% ........06/01/98    185,706      185,706
(Agreement dated 05/29/98
   to be repurchased at $185,793,127
   on 06/01/98, collateralized
   by $185,708,066 Government
   Agencies, 3.375% to 7.00% due
   06/11/98 to 03/25/24. The
   market value of the collateral
   is $189,420,187)                       ----------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $335,706) ...................       335,706
                                          ----------

                                              VALUE
                                              (000)
                                              -----
TOTAL INVESTMENTS -- 100.4%
   (Cost $1,390,365)                      $1,390,365
                                          ==========
OTHER ASSETS AND LIABILITIES,
   NET-- (0.4%)                               (6,006)
                                          ----------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization  --  no
   par value) based on 1,136,375,656
   outstanding shares of
   beneficial interest ...............     1,136,376
  Portfolio Shares of Retail Class
   (unlimited authorization -- no
   par value) based on 247,986,052
   outstanding shares of
   beneficial interest ...............       247,986
  Accumulated net realized loss
   on investments ....................            (3)
                                          ----------
TOTAL NET ASSETS-- 100.0% ............    $1,384,359
                                          ==========
NET ASSET VALUE, OFFERING
   AND REDEMPTION
   PRICE PER SHARE --
   INSTITUTIONAL CLASS ...............         $1.00
                                          ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- RETAIL CLASS .............         $1.00
                                          ==========

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA GOVERNMENT MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      FOR THE YEAR ENDED MAY 31,
                          --------------------------------------------------------------------------------------
                                  1998                   1997                  1996                  1995
                          --------------------  --------------------  --------------------  --------------------
                          INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL
                          ------------- ------  ------------- ------  ------------- ------  ------------- ------
Net asset value, beginning
  of period ............   $     1.00 $   1.00     $   1.00 $   1.00    $   1.00 $   1.00    $   1.00  $  1.00
                           ---------- --------     -------- --------    -------- --------    --------  -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income           0.05    0.05         0.05     0.05        0.05     0.05        0.05     0.05
LESS DISTRIBUTIONS
  Dividends from net
   investment income ...         (0.05)  (0.05)       (0.05)   (0.05)      (0.05)   (0.05)      (0.05)   (0.05)
                           ---------- --------     -------- --------    -------- --------    --------  -------
Net asset value, end of
  period ...............   $     1.00 $   1.00     $   1.00 $   1.00    $   1.00 $   1.00    $   1.00  $  1.00
                           ---------- --------     -------- --------    -------- --------    --------  -------
TOTAL RETURN                      5.30%   5.17%        5.15%    5.04%       5.41%    5.31%       4.97%    4.87%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) ..........   $1,137,078 $247,281     $811,622 $159,129    $741,894 $131,194    $618,058  $19,174
  Ratio of expenses to
   average net assets ..         0.40%1   0.52%2       0.36%1   0.47%2      0.36%1   0.46%2      0.39%1   0.51%2
  Ratio of net investment
   income to average
   net assets ..........         5.17%1   5.05%2       5.03%1   4.93%2      5.27%1   5.13%2      4.83%1   5.01%2


                          FOR THE YEAR ENDED MAY 31,
                            --------------------
                                    1994
                            --------------------
                            INSTITUTIONAL RETAIL
                            ------------- ------
Net asset value, beginning
  of period ............      $  1.00    $ 1.00
                              -------    ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income          0.03      0.03
LESS DISTRIBUTIONS
  Dividends from net
   investment income ...        (0.03)    (0.03)
                              -------    ------
Net asset value, end of
  period ...............      $  1.00    $ 1.00
                              -------    ------
TOTAL RETURN                     2.91%     2.80%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) ..........     $768,337    $6,945
  Ratio of expenses to
   average net assets ..         0.42%1    0.52%2
  Ratio of net investment
   income to average
   net assets ..........         2.92%1    2.75%2

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.50% AND 5.07% AND .46% AND 4.93%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .47% AND 5.16% AND .50% AND 4.72%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1994 AND 1993 WOULD HAVE BEEN .44% AND 2.90% AND .46% AND 2.82%,
    RESPECTIVELY.
2 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.62% AND 4.95% AND .57% AND 4.83%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .57% AND 5.02% AND .63% AND 4.90%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1994 AND 1993 WOULD HAVE BEEN .54% AND 2.73%, AND .56% AND 2.72%, RESPECTIVELY.

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TREASURY MONEY MARKET FUND
MAY 31, 1998
                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
U.S. TREASURY OBLIGATIONS -- 97.9%
U.S. TREASURY BILLS+ -- 76.9%
     5.010% ........06/04/98    $24,000  $    23,990
     5.040% ........06/11/98     27,000       26,963
     4.910% ........06/18/98     22,000       21,949
     5.340% ........06/25/98     18,000       17,940
     4.910% ........07/02/98     20,000       19,916
     4.920% ........07/02/98     12,000       11,949
     4.940% ........07/09/98     25,000       24,871
     4.840% ........07/16/98     21,000       20,873
     5.210% ........07/23/98     15,000       14,891
     4.960% ........08/06/98     23,000       22,793
     5.000% ........08/13/98     23,000       22,766
     5.335% ........08/20/98     25,000       24,719
     4.940% ........08/27/98     20,000       19,761
     5.080% ........09/10/98      9,000        8,874
                                          ----------
                                             282,255
                                          ----------
U.S. TREASURY NOTES -- 21.0%
     5.125% ........06/30/98     10,000        9,999
     6.250% ........06/30/98      9,000        9,006
     6.250% ........07/31/98     23,000       23,038
     4.750% ........08/31/98     20,000       19,968
     6.000% ........09/30/98     15,000       15,026
                                          ----------
                                              77,037
                                          ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $359,292) ....................      359,292
                                          ----------
CASH EQUIVALENTS -- 2.2%
  Federated Investors U.S.
   Treasury Cash Reserve
   Money Market Fund .......      1,747        1,747
  Financial Square Treasury
   Money Market Fund .......      6,126        6,126
                                          ----------
TOTAL CASH EQUIVALENTS
   (Cost $7,873) ......................        7,873
                                          ----------

                                              VALUE
                                              (000)
                                              -----
TOTAL INVESTMENTS -- 100.1%
   (Cost $367,165) ....................   $  367,165
                                          ==========
OTHER ASSETS AND LIABILITIES,
   NET-- (0.1%) .......................         (338)
                                          ----------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization  --  no
   par value) based on 359,584,112
   outstanding shares of
   beneficial interest ................      359,584
  Portfolio Shares of Retail Class
   (unlimited authorization -- no par value)
   based on 7,221,285 outstanding shares of
   beneficial interest ................        7,221
  Accumulated net realized gain
   on investments .....................           22
                                          ----------
TOTAL NET ASSETS-- 100.0% .............   $  366,827
                                          ==========
NET ASSET VALUE, OFFERING
   AND REDEMPTION
   PRICE PER SHARE --
   INSTITUTIONAL CLASS ................        $1.00
                                          ==========
NET ASSET VALUE, OFFERING  AND
   REDEMPTION PRICE PER SHARE --
   RETAIL CLASS .......................        $1.00
                                          ==========

 ------------------------------------------------
+ EFFECTIVE YIELD

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA TREASURY MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       FOR THE YEAR ENDED MAY 31,                          FOR THE PERIOD
                                 -------------------------------------------------------------------        ENDED MAY 31,
                                            1998                   1997                  1996                   1995
                                 -------------------------------------------------------------------  -----------------------
                                 INSTITUTIONAL  RETAIL  INSTITUTIONAL  RETAIL  INSTITUTIONAL  RETAIL  INSTITUTIONAL3  RETAIL4
                                 -------------  ------  -------------  ------  -------------  ------  --------------  -------
Net asset value, beginning
   of period ..................        $   1.00 $  1.00   $   1.00     $ 1.00    $   1.00    $  1.00     $ 1.00     $  1.00
                                       -------- -------   --------     ------    --------    -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income .......            0.05    0.05       0.05       0.05        0.05       0.05        0.05       0.02
LESS DISTRIBUTIONS
  Dividends from net
    investment income .........           (0.05)  (0.05)     (0.05)     (0.05)      (0.05)     (0.05)      (0.05)     (0.02)
                                       -------- -------   --------     ------    --------    -------     -------    -------
Net asset value, end of period         $   1.00 $  1.00   $   1.00     $ 1.00    $   1.00    $  1.00     $  1.00    $  1.00
                                       ======== =======   ========     ======    ========    =======     =======    =======
TOTAL RETURN ..................            4.95%   4.82%      4.89%      4.79%       5.07%      4.97%       4.86%5     5.41%5
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (in 000's) ...............         $359,605 $ 7,222   $276,327     $5,680    $312,255    $ 4,355    $142,877    $   366
  Ratio of expenses to average
    net assets ...............             0.39%1  0.51%2     0.37%1     0.47%2      0.41%1     0.52%2      0.43%1,5   0.56%2,5
  Ratio of net investment income
   to average net assets .....             4.84%1  4.71%2     4.79%1     4.68%2      4.88%1     4.77%2      4.78%1,5   5.35%2,5

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.44% AND 4.79% AND .42% AND 4.74%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND FOR THE PERIOD ENDED MAY 31, 1995 WOULD HAVE BEEN .47% AND 4.82% AND .49% AND 4.72%, RESPECTIVELY.
2 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1998 MAY 31, 1997 AND WOULD HAVE BEEN 0.56% AND 4.66% AND .52% AND 4.63%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE RETAIL CLASS FOR THE YEAR ENDED MAY 31, 1996 AND FOR THE PERIOD ENDED MAY 31, 1995 WOULD HAVE BEEN .58% AND 4.71% AND .63% AND 5.28%, RESPECTIVELY.
3   INSTITUTIONAL CLASS COMMENCED OPERATIONS ON JUNE 16, 1994.
4   RETAIL CLASS COMMENCED OPERATIONS ON DECEMBER 22, 1994.
5   ANNUALIZED

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998
                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- 100.4%
ALABAMA -- 1.6%
  Columbia Industrial Development
   Board Pollution Control Revenue
   Refunding Bond, Alabama
   Power Co. Project (A) (B)
     4.000% ........06/01/98     $3,300  $     3,300
  Montgomery Industrial Development
   Board Pollution Control & Solid
   Waste Disposal Revenue Refunding
   Bond, General Electric
   Company Project, TECP
     3.650% ........06/25/98      3,390        3,390
  Montgomery Special Care Facilities
   Hospital Authority Revenue
   Bond 1985 Series D (B) (AMBAC)
     3.750% ........06/07/98      2,000        2,000
                                         -----------
                                               8,690
                                         -----------
ALASKA -- 1.7%
  Valdez Marine Terminal, Arco
   Transportation Project,
   Series 1994-A, TECP
     3.700% ........07/06/98      3,300        3,300
   Series 1994-B (B)
     3.800% ........06/07/98      6,000        6,000
                                         -----------
                                               9,300
                                         -----------
ARIZONA -- 3.7%
  Maricopa County Pollution
   Control Revenue Bond,
   Southern California Edison, TECP
   Series D
     3.600% ........06/26/98      2,000        2,000
     3.600% ........09/11/98      1,000        1,000
   Series E
     3.500% ........06/09/98      2,150        2,150
     3.400% ........06/24/98      2,000        2,000
     3.400% ........07/15/98      4,000        4,000
   Series F
     3.400% ........06/24/98      2,600        2,600
     3.600% ........06/24/98      3,250        3,250

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
ARIZONA-- CONTINUED
  Salt River Project Agricultural
   Power Distribution Revenue Bond
     3.350% ........06/11/98     $2,000  $     2,000
  Salt River Project Agricultural
   Improvement & Power District
   Revenue Bond
     3.750% ........06/16/98      1,370        1,370
                                         -----------
                                              20,370
                                         -----------
COLORADO -- 3.1%
  Colorado Health Facilities Authority
   Revenue Bond, North Colorado
   Medical Center (B)
     3.900% ........06/07/98      4,300        4,300
  Colorado Health Facilities Authority
   Revenue Bond, Catholic
   Health Initiatives, Series B (B)
     3.900% ........06/07/98      8,000        8,000
  University of Colorado Regents
   Enterprise System Adjustable
   Tender Revenue Bond, Series 1996-A (B)
     3.950% ........06/07/98      5,000        5,000
                                         -----------
                                              17,300
                                         -----------
CONNECTICUT -- 1.3%
  Connecticut State Health & Higher
   Education Facilities Revenue
   Bond, Yale University, Series T-2 (B)
     3.800% ........06/07/98      7,000        7,000
                                         -----------
FLORIDA -- 5.5%
  Florida Municipal Power Agency
   Pooled Loan Project, Series A, TECP
     3.800% ........06/05/98      1,000        1,000
  Gainesville Utilities System,
   Series C, TECP
     3.450% ........06/15/98      1,424        1,424
     3.600% ........06/19/98      5,198        5,198
     3.550% ........06/26/98      4,448        4,448

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
FLORIDA -- CONTINUED
  Jackonsville Pollution Control
   Revenue Bond, Florida Power
   & Light Project, TECP
     3.450% ........06/11/98     $3,000  $     3,000
     3.600% ........06/12/98      3,200        3,200
     3.650% ........06/25/98      2,810        2,810
     3.750% ........06/17/98      1,700        1,700
     3.700% ........08/12/98      2,450        2,450
  Putnam County, Development
   Authority Pollution Control
   Revenue Bond, Florida
   Seminole Electric, TECP
     3.500% ........09/15/98      5,000        5,000
                                         -----------
                                              30,230
                                         -----------
GEORGIA -- 2.6%
  Burke County Development
   Authority Pollution Control
   Revenue Bond, Georgia Power
   Plant Vogtle Project (A) (B)
     3.727% ........06/01/98      1,900        1,900
     3.727% ........06/01/98      2,500        2,500
  Georgia Municipal Gas Authority
   Revenue Bond,
   Series C (B)
     3.750% ........06/07/98      8,000        8,000
  Savannah Development Authority
   Revenue Bond, Downtown
   Parking Authority (B)
     3.950% ........06/07/98      2,000        2,000
                                         -----------
                                              14,400
                                         -----------

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- 2.8%
  City of Chicago GO, TECP
     3.550% ........02/04/99     $3,000  $     3,000
  City of Chicago GO (B)
     3.550% ........10/29/98      2,700        2,700
  Illinois Educational Facility
   Authority Revenue Bond,
   Northwestern University,
   Series 1988 (B)
     3.850% ........06/07/98      8,736        8,736
  Illinois State GO
     4.500% ........02/01/99      1,000        1,005
                                         -----------
                                              15,441
                                         -----------
INDIANA -- 8.2%
  Evansville Economic Development
   Authority Revenue Bond, Ball
   Corporation Project (B)
     3.800% ........06/07/98      1,500        1,500
  Hammond Indiana Local Public
   Improvements Revenue Bond,
   Bank Advance Funding Program
   Notes, Series 1998 A-2
     4.300% ........01/07/99      4,000        4,012
  Indiana Health Facility Finance
   Authority Revenue Bond, Capital
   Access Designated Pool,
   Series 1989-B (B)
     3.800% ........06/07/98      1,700        1,700
  Indiana Hospital Equipment
   Finance Authority Revenue
   Bond, Series 1985-A (B) (MBIA)
     3.800% ........06/01/98      8,885        8,885

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
INDIANA-- CONTINUED
  Purdue University, Indiana
   Universities Revenue Bond,
   Trustees Student Fee (B)
   Series E
     3.700% ........06/07/98    $   320  $       320
     3.700% ........06/07/98      5,120        5,120
     3.700% ........06/07/98        960          960
   Series L
     3.700% ........06/07/98        200          200
   Series O
     3.700% ........06/07/98      1,450        1,450
  Sullivan Indiana National Rural
   Utilities Corporation Finance
   Authority Revenue Bond, Hoosier
   Energy Rural Electric, TECP
     3.550% ........06/25/98      6,000        6,000
     3.550% ........07/07/98      4,500        4,500
     3.550% ........07/08/98      4,295        4,295
     3.405% ........07/15/98      6,545        6,545
                                         -----------
                                              45,487
                                         -----------
IOWA -- 0.6%
  Iowa State School Cash Anticipation
   Program, Series B
     4.250% ........01/28/99      2,500        2,511
  Polk County, Health Facilities
   Authority Revenue Bond,
   Catholic Health Initiatives,
   Series 1997-B (B)
     3.900% ........06/07/98      1,000        1,000
                                         -----------
                                               3,511
                                         -----------
KANSAS -- 2.1%
  Burlington TECP
     3.700% ........08/11/98      2,900        2,900
  Kansas State Department of
   Transportation Highway
   Revenue Bonds, Series B (B)
     4.200% ........06/07/98      6,500        6,500

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
KANSAS -- CONTINUED
  Wichita GO
     3.450% ........08/27/98     $2,000  $     2,004
                                         ------------
                                              11,404
                                         ------------
LOUISIANA -- 3.5%
  East Baton Rouge Pollution Control
   Revenue Bond, Exxon Project (B)
     3.950% ........06/01/98     11,500       11,500
  Plaquemines Port Harbor Terminal
   District Electro-Coal Transfer,
   Series A, TECP
     3.550% ........06/05/98      1,500        1,500
     3.550% ........06/08/98      6,200        6,200
                                         -----------
                                              19,200
                                         -----------
MARYLAND -- 1.3%
  Maryland National Capital Park
   & Planning Commission
   Variable BAN (B)
     4.000% ........06/01/98      7,100        7,100
                                         -----------
MASSACHUSETTS -- 0.5%
  City of Cambridge GO
     4.500% ........02/01/99      2,700        2,716
                                         -----------
MICHIGAN -- 1.3%
  Board of Control of Michigan
   Technological University General
   Revenue Bond, Series A (B)
     3.800% ........06/07/98      1,000        1,000
  Michigan Municipal Bond
   Authority Revenue Notes
   Series 1997-B
     4.500% ........07/02/98      6,000        6,003
                                         -----------
                                               7,003
                                         -----------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
MINNESOTA -- 7.5%
  Becker Pollution Control Revenue
   Bond, Northern States Power, TECP
     3.550% ........07/16/98   $  2,200  $     2,200
     3.700% ........08/12/98      2,000        2,000
     3.650% ........08/20/98      5,000        5,000
     3.450% ........08/28/98      3,000        3,000
     3.500% ........10/13/98      6,000        6,000
  Hennepin County GO, Series C (B)
     3.650% ........06/07/98      7,000        7,000
     3.300% ........06/07/98      1,000        1,000
  Minneapolis GO, Series 1997 (B)
     3.300% ........06/07/98      6,000        6,000
     3.700% ........06/07/98      6,000        6,000
  Olmsted County, Minnesota
   Certificates of Participation
   Human Services Campus
   Infrastructure Revenue
   Bond (A) (B)
     3.850% ........06/07/98      3,000        3,000
                                         -----------
                                              41,200
                                         -----------
MISSISSIPPI -- 1.8%
  Forest Industrial Development
   Revenue Bond, Sara Lee Corp.
   Project, Series 1992 (B)
     3.850% ........06/07/98      8,000        8,000
  Jackson County GO,
   Water System, Chevron Project, TECP
     3.550% ........08/03/98      2,200        2,200
                                         -----------
                                              10,200
                                         -----------
MISSOURI -- 0.7%
  Missouri Health & Educational
   Facility Authority Revenue Bond,
   Sisters of Mercy, Series C (B)
     3.850% ........06/07/98      4,100        4,100
                ------------

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
MONTANA -- 1.2%
  Forsyth Pollution Control Revenue
   Bond, Portland General Electric
   Project, Series 1983-B (B)
     3.750% ........06/07/98     $6,800  $     6,800
                                         -----------
NEVADA -- 0.2%
  Las Vegas Valley Water
   District TECP
     3.500% ........07/13/98      1,000        1,000
                                         -----------
NEW MEXICO -- 0.2%
  New Mexico State
   Severance TRAN
     4.800% ........07/01/98      1,000        1,001
                                         -----------
NEW YORK -- 0.5%
  New York City Municipal Water
   Authority, TECP,
   Series 3
     3.900% ........06/25/98      3,000        3,000
                                         -----------
NORTH CAROLINA -- 1.9%
  North Carolina Education Facilities
   Finance Agency Revenue Bond,
   Bowman Gray School of Medicine
   Project, Series 1990  (B)
     3.900% ........06/07/98     10,600       10,600
                                         -----------
OHIO -- 18.9%
  Columbus Unlimited GO TRAN,
   Series 1995-1 (B)
     3.550% ........06/07/98      5,700        5,700
  Cuyahoga County Hospital
   Facilities Revenue Bond,
   Cleveland Clinic Foundation,
   Series 1996-A (B)
     3.750% ........06/07/98      2,000        2,000
   Series 1996-B
     3.800% ........06/07/98      9,800        9,800
   Series 1997-B
     3.800% ........06/07/98        900          900
   Series 1997-D
     4.000% ........06/01/98      5,000        5,000

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Erie County BAN
     4.250% ........06/01/99     $2,000  $     2,010
  Franklin County, Hospital Facilities
   Revenue Bond, Lutheran Senior
   City Project, Series 1994 (B)
     3.850% ........06/07/98        300          300
  Hamilton County GO,
   Series 1998
     3.870% ........04/08/99      1,240        1,243
  Lake County, TECP
     3.550% ........09/10/98      1,300        1,302
  Lakewood County BAN,
   Series 1998-A
     4.000% ........05/07/99      1,287        1,289
  Lima Ohio, Lima
   Memorial Hospital,
   Series 1996 (B)
     3.900% ........06/07/98        570          570
  Lorain County Ohio Industrial
   Development Authority Revenue
   Bond, EMH Regional
   Medical Center (B)
     3.900% ........06/07/98      1,385        1,385
  Mason City School
   District, BAN
Series A
     4.020% ........02/18/99        750          752
  Mayfield City School
   District, Ohio BAN
     4.000% ........04/22/99        650          651
  Ohio Air Quality Development
   Authority Revenue, (A) (B)
   Series 1985-A
     4.000% ........06/01/98      1,000        1,000
   Series 1985-B
     4.000% ........06/01/98      3,300        3,300

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Air Quality Development
   Authority Revenue Bonds, Ohio
   Edison Project, Series A
     3.950% ........02/01/99   $  3,000  $     3,000
  Ohio State Building Authority
   Revenue Bond, Correctional
   Facility, Series A
     7.150% ........03/01/99      1,500        1,539
     7.250% ........03/02/99      1,500        1,569
  Ohio State Higher Education
   Facilities Revenue Bond,
   Mount Union College (B)
     3.850% ........06/07/98        910          910
  Ohio State Public
   Facilities Commission
     4.250% ........06/01/99        250          250
  Ohio State University
   General Receipts
Series 1986-B (B)
     3.750% ........06/07/98     10,000       10,000
     3.800% ........06/07/98      3,890        3,890
     4.200% ........06/07/98      4,000        4,000
  Ross County Ohio Hospital
   Facilities Revenue Bond,
   Medical Center Hospital Project (B)
     3.850% ........06/07/98        450          450
  Scioto County, Hospital Facilities
   Revenue Bond, VHA Central
   Capital Asset Finance Program,
   (B) (AMBAC) Series B
     3.750% ........06/07/98        250          250
   Series G
     3.750% ........06/07/98        800          800
  Scioto County, V.H.A. Central
   Capital Asset Financing Program,
   (B) (AMBAC) Series E
     3.750% ........06/07/98        590          590
   Series F
     3.750% ........06/07/98      1,550        1,550

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Scioto County, V.H.A. Central
   Income Capital Asset,
   Series 1985-C (B) (AMBAC)
     3.750% ........06/07/98   $    815  $       815
  State of Ohio Higher Education
   Facility Authority Revenue Bond,
   Oberlin College Project,
   Series 1985 (A) (B)
     3.850% ........06/07/98      9,000        9,000
  Summit County, Series A, TECP
     4.500% ........06/04/98      8,000        8,000
     4.875% ........11/19/98      2,000        2,010
  Summit County, BAN
     4.250% ........06/13/99      8,000        8,055
  Toledo City Services Special
   Assessment Notes (B)
     3.800% ........06/07/98      6,220        6,220
  Toledo GO
     4.000% ........10/15/98      2,845        2,850

  Upper Arlington City, TECP
   Series 1998
     3.600% ........10/15/98      1,200        1,202
                                         -----------
                                             104,152
                                         -----------
PENNSYLVANIA -- 2.2%
  Delaware County, IDA/PECO
     3.700% ........06/01/98      4,000        4,000
  Quakertown Hospital Authority
   Revenue Bond, HPS Group
   Pooled Financing (A) (B)
     3.850% ........06/07/98      1,200        1,200
  Temple University Higher Education
   of Pennsylvania Revenue Bond
     3.780% ........05/14/99      1,000        1,000

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Washington County Authority
   Lease Revenue Bond,
   Series 1985 (A) (B)
     3.950% ........06/07/98     $5,730  $     5,730
                                         -----------
                                              11,930
                                         -----------
TENNESSEE -- 3.0%
  Vanderbilt University Health &
   Education, Nashville &
   Davidson, TECP
     3.400% ........06/19/98      3,700        3,700
     3.600% ........06/24/98      1,000        1,000
     3.600% ........06/26/98      2,000        2,000
     3.400% ........07/15/98      3,010        3,010
     3.650% ........07/28/98      3,000        3,000
     3.800% ........07/28/98      4,140        4,140
                                         -----------
                                              16,850
                                         -----------
TEXAS -- 6.3%
  Angelina & Neches River Authority
   Industrial Development Solid
   Waste Disposal Revenue Bond,
   Teec, Inc.  Temple-Inland,
   Series B (A) (B)
     4.000% ........06/01/98      4,600        4,600
   Series C (A) (B)
     3.746% ........06/01/98      2,200        2,200
  Gulf Coast, Industrial Development
   Authority Revenue Bond,
   Amoco Oil Project
     3.800% ........06/01/98      2,500        2,500
  Red River Authority of Texas
   Pollution Control Revenue Bond,
   Southwestern Public Service
   Company Project (B)
     4.050% ........06/07/98     16,600       16,600

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
TEXAS -- CONTINUED
  Texas TRAN, Series A
     4.750% ........08/31/98     $8,900  $     8,921
                                         -----------
                                              34,821
                                         -----------
UTAH -- 6.6%
  Emery County Pollution Control
   Revenue Bond, Pacificorp Project (B)
     3.900% ........06/07/98      2,700        2,700
  Intermountain Power Agency Power
   Supply,TECP
     3.450% ........06/15/98      5,000        5,000
     3.600% ........08/21/98      1,800        1,800
     3.550% ........08/28/98      3,700        3,700
   Series 1985
     3.650% ........09/15/98      1,000        1,000
  Salt River Project Agricultural
   Improvement & Power District,
   TECP
     3.350% ........06/11/98      2,000        2,000
  Utah State, TECP
     3.750% ........09/30/98      4,000        4,000
     3.600% ........09/30/98      4,000        4,000
     3.650% ........10/08/98      2,000        2,000
   Series A
     3.500% ........07/10/98      2,000        2,000
   Series B
     3.600% ........07/07/98      5,000        5,000
  Utah University Auxiliary and
   Campus Facilities Revenue
   Bond, Series 97-A (B)
     3.850% ........06/07/98      3,000        3,000
                                         -----------
                                              36,200
                                         -----------
VIRGINIA -- 3.3%
  Commonwealth of Virginia, TECP
     3.750% ........06/05/98      1,000        1,000
   Series 1997
     3.450% ........07/31/98      4,000        4,000
     3.350% ........08/28/98      3,000        3,000

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
VIRGINIA -- CONTINUED
  Fairfax County TECP
     3.850% ........06/03/98     $2,000  $     2,000
  Lynchburg Industrial Development
   Authority, Hospital Facilities
   Revenue Bond, Mid-Atlantic
   States Capital Asset Finance
   Project, Series 1985-G (B) (AMBAC)
     3.800% ........06/07/98      2,000        2,000
  Richmond GO
     6.500% ........01/16/99      1,000        1,027
  Roanoke Industrial Development
   Authority Revenue Bond, Carilion
   Health System, Series B (B)
     4.000% ........06/01/98      5,500        5,500
                                         -----------
                                              18,527
                                         -----------
WASHINGTON -- 0.9%
  Washington Health Care
   Facility Authority Revenue
   Bond, Fred Hutchinson
   Cancer Research Center, (A) (B)
   Series 1991-A
     3.950% ........06/01/98      1,000        1,000
   Series 1991-B
     3.950% ........06/01/98      3,800        3,800
                                         -----------
                                               4,800
                                         -----------
WISCONSIN -- 3.2%
  Oak Creek Pollution Control
   Revenue Bond, Wisconsin
   Electric Power Company Project (B)
     3.950% ........06/07/98      3,300        3,300
  Wisconsin State, TECP
     3.400% ........06/15/98      4,060        4,060
     3.400% ........06/15/98      2,314        2,314
     3.500% ........07/09/98      4,160        4,160
     3.550% ........08/21/98      3,808        3,808
                                         -----------
                                              17,642
                                         -----------

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
WYOMING -- 2.2%
  Sublette County, Pollution Control
   Revenue Bond, Wyoming Exxon
   Project, Series 84 Credit
   Support (B)
     4.000% ........06/01/98     $3,050  $     3,050
  Sweetwater County, Pollution
   Control Revenue Bond,
   Pacificorp Project 84 (B)
     3.950% ........06/01/98      1,900        1,900
  Sweetwater County, Pollution
   Control Revenue Bond, Pacificorp
   Project (B) (AMBAC)
     3.950% ........06/01/98      1,700        1,700
  Sweetwater, TECP
     3.800% ........06/23/98      3,400        3,400
  Uinta County, Pollution Control
   Refunding Revenue Bond (B)
     3.950% ........06/01/98      2,000        2,000
                                         -----------
                                              12,050
                                         -----------
TOTAL MUNICIPAL BONDS
   (Cost $545,025) ....................      554,025
                                         -----------
CASH EQUIVALENTS -- 0.3%
  Federated Tax-Free
   Money Market Fund ...........    347          347
  Financial Square Tax Exempt
   Money Market Fund ...........  1,100        1,100
                                         -----------
TOTAL CASH EQUIVALENTS
   (Cost $1,447) ......................        1,447
                                         -----------
TOTAL INVESTMENTS -- 100.7%
   (Cost $554,025) ....................  $   555,472
                                         ===========
OTHER ASSETS AND LIABILITIES,
   NET-- (0.7%) .......................       (3,971)
                                         -----------

                                              VALUE
                                              (000)
                                              -----
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization -- no
   par value) based on 419,030,122
   outstanding shares of
   beneficial interest ................     $418,963
  Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   valie) based on 132,535,736
   outstanding shares of
   beneficial interest ................      132,516
  Accumulated net realized gain
   on investments .....................           22
                                         -----------
TOTAL NET ASSETS-- 100.0% .............    $ 551,501
                                         ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE--
   INSTITUTIONAL CLASS ................        $1.00
                                         ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- RETAIL CLASS ..............        $1.00
                                         ===========

-----------------
(A) SECURITIES BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
(B) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1998.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA TAX EXEMPT MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        FOR THE YEAR ENDED MAY 31,
                         -----------------------------------------------------------------------------------------------
                                   1998                    1997                   1996                    1995
                         ---------------------   ---------------------   ---------------------   ---------------------
                         INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL
                         -------------  ------   -------------  ------   -------------  ------   -------------  ------
Net asset value, beginning
  of period ..........  $      1.00 $   1.00       $   1.00   $ 1.00      $   1.00    $  1.00     $   1.00   $  1.00
                        ----------- --------      ---------  -------      --------    -------     --------   -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income        0.03     0.03           0.03     0.03          0.03       0.03         0.03      0.03
LESS DISTRIBUTIONS
  Dividends from net
   investment income .        (0.03)   (0.03)         (0.03)   (0.03)        (0.03)     (0.03)       (0.03)    (0.03)
                        ----------- --------      ---------  -------      --------    -------     --------   -------
Net asset value, end of
  period .............  $      1.00 $   1.00      $    1.00  $  1.00      $   1.00    $  1.00     $   1.00   $  1.00
                        =========== ========      =========  =======      ========    =======     ========   =======
TOTAL RETURN                   3.40%    3.27%          3.23%    3.12%         3.40%      3.29%        3.14%     3.04%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) ........  $   418,953 $132,548       $370,679  $71,917      $261,808    $85,928     $172,643   $51,916
  Ratio of expenses to
   average net assets          0.30%1   0.42%2         0.29%1   0.39%2        0.30%1     0.40%2       0.35%1    0.46%2
  Ratio of net investment
   income to average
   net assets ........         3.32%1   3.20%2         3.18%1   3.08%2        3.33%1     3.23%2       3.15%1    3.17%2

                          FOR THE YEAR ENDED MAY 31,
                           ----------------------
                                    1994
                           ---------------------
                           INSTITUTIONAL  RETAIL
                           -------------  ------
Net asset value, beginning
  of period ..........      $  1.00    $   1.00
                            -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income        0.02       0.02
LESS DISTRIBUTIONS
  Dividends from net
   investment income .        (0.02)     (0.02)
                            -------    -------
Net asset value, end of
  period .............      $  1.00    $  1.00
                            =======    =======
TOTAL RETURN                   2.06%      1.96%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (in 000's) ........      $139,015   $17,819
  Ratio of expenses to
   average net assets           0.33%1    0.43%2
  Ratio of net investment
   income to average
   net assets ........          2.05%1    1.94%2

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.50% AND 3.12% AND .49% AND 2.98%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE INSTITUTIONAL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .51% AND 3.12% AND .56% AND 2.94%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE INSTITUTIONAL CLASS FOR THE YEAR ENDED MAY 31, 1994 WOULD HAVE BEEN .53% AND 1.85%.
2 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.62% AND 3.00% AND .59% AND 2.88%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS AND CUSTODIAN FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1996 AND 1995 WOULD HAVE BEEN .61% AND 3.02% AND .67% AND 2.96%, RESPECTIVELY. THE OPERATING EXPENSE RATIO AND NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISERS FOR THE RETAIL CLASS FOR THE YEAR ENDED MAY 31, 1994 WOULD HAVE BEEN .63% AND 1.74%.

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998
                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- 96.4%
PENNSYLVANIA -- 96.4%
  Adams County Note,
   Series 1998
     4.070% ........12/31/98     $1,000    $   1,001
  Allegheny County, Higher
   Education Building Authority
   Revenue Bond, University
   of Pittsburgh Project,
   Series 1985 B (B)
     3.600% ........06/07/98      1,180        1,180
  Allegheny County, Hospital
   Development Authority
   Revenue Bond, Health Center,
   Presbyterian University
   Health, Series D
     5.000% ........11/01/98        500          503
     4.100% (B) ....06/07/98      1,650        1,650
  Allegheny County, Hospital
   Development Authority Revenue
   Bond, Health Center Development, TECP
     3.450% ........07/24/98      1,200        1,200
  Allegheny County, Hospital
   Development Authority Revenue
   Bond, St. Francis System (A) (B)
     4.100% ........06/07/98      2,000        2,000
  Allegheny County, PA Industrial
   Development Authority,
   USX Project
     3.800% ........07/28/98      1,000        1,000
  Beaver County, Industrial
   Development Authority Revenue
   Bond, Duquesne Power & Light,
   Series B (B)
     3.850% ........06/07/98        600          600
  Beaver County, Industrial
   Development Authority Revenue
   Bond, Duquesne Power and Light
     3.650% ........06/09/98      1,000        1,000
     3.650% ........06/25/98      1,500        1,500
   Series 1994
     3.400% ........07/23/98      1,000        1,000

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Boyertown Area School District
   General Obligation
   Unlimited Bond, Series 1998
     3.750% ........03/01/99     $  480    $     480
  Brockway County, Pennsylvania
   Area School District GO (FGIC)
     3.850% ........05/15/99        125          125
  Brookville, Pennsylvania Area
   School District GO (FSA)
     3.850% ........05/15/99        220          220
   Series A
   3.700% ..........11/15/98        270          270
  Bucks County, Industrial
   Development Authority
   Revenue Bond, USX Corp.
   Project, Series 1995 (A)
     3.550% ........06/15/98      1,000        1,000
  Bucks County, Pennsylvania
   St. Mary Hospital Authority
   Catholic Health Initiatives
   Revenue Bond,
   Series A (B)
     3.750% ........12/01/98        215          215
   Series B (B)
     4.000% ........06/07/98      1,500        1,500
  Bucks County, Water and Sewer
   Authority Revenue Bond (FGIC)
     5.350% ........12/01/98        100          101
  Cheltenham TRAN
     4.060% ........12/31/98      1,000        1,001
  Coatesville City Water Authority
   Revenue Bond, Series 1998 (FGIC)
     3.650% ........10/01/98        295          295
  College Township Industrial
   Development Authority Revenue
   Bond, Ball Corporation Project,
   Series 1993 (A) (B)
     4.150% ........06/07/98      2,200        2,200

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998


                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Dauphin County, Pennsylvania
   General Authority Revenue
   Bond, Series G
     5.000% ........12/01/98     $  100   $      101
  Delaware County, Industrial
   Development Authority Revenue
   Bond, General Electric
   Corporation, Project,
   Series 1997-G (B)
     4.050% ........06/07/98      2,000        2,000
  Delaware County, Industrial
   Development Authority Revenue
   Bond, Recovery Facility, Series G (B)
     4.300% ........06/07/98      3,005        3,005
  Delaware County, Industrial
   Development Authority
   Revenue Bond, Scott Paper
   Company Project,
   Series A (B)
     4.150% ........06/07/98        500          500
   Series 1984 A (A) (B)
     4.150% ........06/07/98      2,900        2,900
  Delaware County, Industrial
   Development Authority
   Revenue Bond, United Parcel
   Service Project, Series 1985 (B)
     3.950% ........06/01/98      2,800        2,800
  Delaware County, Philadelphia
   Electric Company
   Pennsylvania TECP
     3.700% ........07/06/98      2,000        2,000
     3.600% ........07/30/98      1,100        1,100
  Delaware Valley Finance
   Authority Local Government
   Revenue Bond, Series 1985-C (B)
     4.000% ........06/07/98      1,500        1,500
  East Stroudsburg Area School
   District GO, Series 1998-A (FGIC)
     4.500% ........11/15/98        715          718

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Emmaus General Authority
   Revenue Bond, Pool Project,
   Series F-11 (A) (B)
     4.100% ........06/07/98     $  250   $      250
   Series E-11 (A) (B)
     4.100% ........06/07/98        100          100
  Emmaus General Authority
   Revenue Bond,
   Subseries B-16 (A) (B)
     4.150% ........06/07/98        400          400
   Subseries G-9 (A) (B)
     4.150% ........06/07/98      1,500        1,500
   Subseries H-9 (B)
     4.000% ........06/07/98      1,300        1,300
  Erie Pennsylvania School
   District GO
     4.000% ........09/01/98        175          175
  Everett Area School
   District GO (FGIC)
     3.850% ........10/01/98         40           40
  Geisinger Authority Health
   System Revenue Bond,
   Series 1992-B  (A) (B)
     4.000% ........06/01/98      1,000        1,000
  Gettysburg Pennsylvania
   Municipal Authority Water
   Revenue Bond
     3.800% ........10/01/98        100          100
  Lancaster College Higher
   Education Authority
   Revenue Bond, Franklin &
   Marshall College Project,
   Series 1997 (A) (B)
     3.970% ........06/07/98      4,000        4,000
  Lehigh County General Purpose
   Revenue Bond, Lehigh
   Valley Hospital, Series A (B)
     3.650% ........06/01/98      2,900        2,900

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998


                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Mercersburg Boro General Purpose
   Authority Revenue Bond,
   Mercersburg College Project,
   Series 1997 (A) (B)
     3.850% ........06/07/98     $1,000    $   1,000
  Millcreek Township School
   District GO
     4.000% ........08/15/98        740          740
  Montgomery County, Higher
   Education and Health Authority
   Revenue Bond, Series 1988
   (AMBAC) (A) (B)
     3.900% ........06/07/98      1,100        1,100
  Montgomery County, PECO, TECP
     3.750% ........08/14/98      1,500        1,500
  Northeastern Hospital Authority
   Revenue Bond, Hospital Center
   Services Capital Asset Project
     3.200% ........06/26/98      1,000        1,000
  Pennsylvania State Educational
   Facilities Revenue Bond,
   Series K (AMBAC)
     4.000% ........06/15/98        100          100
  Pennsylvania State Higher Educational
   Facilities Authority Refunding
   Revenue Bond ,Carnegie
   Mellon University Project,
   Series 1995C (A) (B)
     4.000% ........06/01/98        600          600
   Series C, (B)
     4.000% ........06/01/98      2,200        2,200
  Pennsylvania State Housing Finance
   Agency Single Family
   Mortgage Revenue Bond,
   Series 29
     6.500% ........10/01/98        100          101

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Educational
   System Revenue Bond,
   Pennsylvania State University
   Project, Series 98A
     4.500% ........03/30/99     $1,200   $    1,209
  Pennsylvania State GO,
   Series 1997A
     3.650% ........07/16/98      2,000        2,000
     3.650% ........08/25/98      1,900        1,900
   Series A
     6.500% ........06/01/98      1,200        1,200
     6.750% ........11/01/98        500          506
  Pennsylvania State Higher
   Education Revenue Bond,
   Allegheny College Project  (A) (B)
     3.950% ........06/07/98      1,750        1,750
  Pennsylvania State Higher
   Education Revenue Bond,
   Carnegie Mellon Project,
   Series 1995-B (A) (B)
     4.000% ........06/01/98      1,900        1,900
  Pennsylvania State Higher
   Education Revenue Bond,
   Drexel University Project (A)
     4.500% ........08/01/98        175          175
  Pennsylvania State Higher
   Education Revenue Bond,
   University of Pennsylvania
   Health Services Project,
   Series C (A) (B)
     4.050% ........06/07/98      1,800        1,800
  Pennsylvania State TAN
     4.500% ........06/30/98      2,000        2,001
  Pennsylvania State Temple
   University Funding Obligation
   Revenue Bond, Series B
     4.500% ........05/14/99      1,000        1,007

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998


                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Temple
   University, Series A (FHA)
     7.250% ........08/01/98    $   500    $     502
  Pennsylvania State University
   Revenue Bond
     4.600% ........08/15/98        300          301
   Series 92B
     4.600% ........08/15/98        200          200
  Pennsylvania State,
   Series 1997a TECP
     3.650% ........07/15/98      1,000        1,000
  Philadelphia Gas Works TECP
     3.750% ........06/24/98      2,600        2,600
  Philadelphia Hospital &
   Higher Educational Facility
   Authority Revenue Bond,
   (Children's Hospital Project
   Series 1992 B (B)
     4.000% ........06/01/98      3,400        3,400
   Series 1996-A (A) (B)
     3.750% ........06/01/98      1,600        1,600
  Philadelphia Industrial Development
   Authority Revenue Bond, The Fox
   Chase Cancer Center Project,
   Series 1997 (A) (B)
     3.750% ........06/01/98      1,700        1,700
  Philadelphia PA Authority
   Industrial Development
   Revenue Chemical Heritage
   Foundation Project (B)
     1.500% ........06/07/98      1,000        1,000
  Philadelphia School
   District TRAN (A)
     4.500% ........06/30/98      4,100        4,100
  Quakertown General Authority
   Revenue Bond, Series A (A) (B)
     3.850% ........06/07/98      3,340        3,340

                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Sayre Health Care Facility
   Authority Revenue Bond,
   Capital Asset Finance
   Group, (AMBAC) (B)
     4.100% ........06/07/98     $2,000  $     2,000
  Scranton - Lackawanna Health
   and Welfare Authority Revenue
   Bond, University of
   Scranton Project, (A)
     3.850% ........11/01/98      1,715        1,715
  Seneca Valley School District
   GO, Series 1998-A (FGIC) (B)
     3.850% ........02/15/99        370          370
  Somerset County, General
   Authority Commonwealth
   Lease Revenue Bond
     6.250% ........10/15/98        100          101
  State Public School Building
   Authority Revenue Bond,
   Allegheny County Project,
   Series E (MBIA)
     3.750% ........11/01/98        520          520
  State Public School Building
   Authority Revenue Bond,
   Cornell School District Project,
   Series B  (MBIA)
     3.800% ........09/01/98        230          230
  Temple University of the
   Commonwealth System of
   Higher Education Revenue
   Bond, Series A
     6.800% ........08/01/98        500          503
  University of Pittsburgh Higher
   Education Revenue Bond,
   University Capital Project,
   Series 1989A  (A) (B)
     4.000% ........06/07/98        500          500

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
MAY 31, 1998


                                   PAR        VALUE
                    MATURITY      (000)       (000)
                    --------      -----       -----
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Washington County, Authority
   Lease Revenue Bond,
   Series 1985 (A) (B)
     3.950% ........06/07/98    $   740   $      740
  York County General Authority
   Pooled Financing Revenue
   Bond Series 1996 (A) (B)
     3.850% ........06/07/98      3,600        3,600
  York County, Industrial
   Development Authority Revenue
   Bond, Public Service Electric
   and Gas Co. Project,
   Series 1995-A (MBIA) (B)
     3.950% ........06/07/98        600          600
                                          ----------
                                             102,841
                                          ----------
TOTAL MUNICIPAL BONDS
   (Cost $102,841) ....................      102,841
                                          ----------
CASH EQUIVALENTS -- 3.8%
  Blackrock Pennsylvania Municipal
   Money Market Fund ........     1,600        1,600
  Federated Pennsylvania
   Cash Trust Fund ..........     2,412        2,412
                                          ----------
TOTAL CASH EQUIVALENTS
   (Cost $4,012) ......................        4,012
                                          ----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $106,853) ....................   $  106,853
                                         ------------
                                         ------------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.2%) .......................         (214)
                                          ----------

                                              VALUE
                                              (000)
                                              -----
NET ASSETS:
  Portfolio Shares of Institutional Class
   (unlimited authorization --  no
   par value) based on 73,249,438
   outstanding shares of
   beneficial interest ................   $   73,249
  Portfolio Shares of Retail Class
   (unlimited authorization -- no par value)
   based on 33,366,661 outstanding shares of
   beneficial interest ................       33,367
  Undistributed net investment income .           36
  Accumulated net realized loss
   on investments .....................          (13)
                                          ----------
TOTAL NET ASSETS-- 100.0% .............   $  106,639
                                          ==========
NET ASSET VALUE, OFFERING
   AND REDEMPTION
   PRICE PER SHARE --
   INSTITUTIONAL CLASS ................        $1.00
                                          ==========
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE -- RETAIL CLASS ..............        $1.00
                                          ==========


 ----------------------
(A) SECURITIES BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
(B) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 1998.
AMBAC-- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA-- MUNICIPAL BOND INSURANCE ASSOCIATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TAN-- TAX ANTICIPATION NOTE
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

                             See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                FOR THE YEAR ENDED MAY 31,
                                       ------------------------------------------
                                                1998                19975             FOR THE         FOR THE           FOR THE
                                       --------------------  ---------------------  PERIOD ENDED    PERIOD ENDED     PERIOD ENDED
                                       INSTITUTIONAL RETAIL  INSTITUTIONAL RETAIL6  MAY 31, 19965  APRIL 30, 19965  APRIL 30, 19955
                                       ------------- ------  ------------- -------  -------------  ---------------  ---------------
Net asset value, beginning of period .    $  1.00  $  1.00    $  1.00     $  1.00     $  1.00         $  1.00           $  1.00
                                          -------  -------    -------     -------     -------         -------           -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income ..............       0.03     0.03       0.03        0.02        0.00            0.03              0.02
LESS DISTRIBUTIONS
  Dividends from net investment income      (0.03)   (0.03)     (0.03)      (0.02)      (0.00)          (0.03)            (0.02)
                                          -------  -------    -------     -------     -------         -------           -------
Net asset value, end of period .......    $  1.00  $  1.00    $  1.00     $  1.00     $  1.00         $  1.00           $  1.00
                                          =======  =======    =======     =======     =======         =======           =======
TOTAL RETURN .........................       3.41%    3.29%      3.26%       3.18%       0.28%4          3.36%             2.32%4
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)    $73,264  $33,375    $60,876     $20,830     $68,742         $70,422           $56,668
  Ratio of expenses to average net assets    0.34%1   0.46%2     0.41%1      0.46%2,3    0.55%1,3        0.55%1            0.55%1,3
  Ratio of net investment income to
    average net assets                       3.35%1   3.23%2     3.20%1      3.27%2,3    3.24%1,3        3.29%1            3.21%1,3

1 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISER AND OTHER AFFILIATES FOR THE INSTITUTIONAL CLASS FOR THE PERIODS ENDED MAY 31, 1998, MAY 31, 1997, MAY 31, 1996, APRIL 30, 1996, AND APRIL 30, 1995 WOULD HAVE BEEN 0.58% AND 3.11%, .74% AND
    2.87%, .97% AND 2.82%, .96% AND 2.88%, AND 1.04% AND 2.72%, RESPECTIVELY.
2 THE OPERATING EXPENSE RATIO AND THE NET INVESTMENT INCOME RATIO BEFORE FEE WAIVERS BY THE INVESTMENT ADVISER AND OTHER AFFILIATES FOR THE RETAIL CLASS FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997 WOULD HAVE BEEN 0.71% AND 2.98% AND .71% AND 3.02%, RESPECTIVELY.
3   ANNUALIZED.
4   NOT ANNUALIZED.
5 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.
6   RETAIL CLASS COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS MONEY MARKET SERIES

STATEMENT OF OPERATIONS (000)
FOR THE YEAR ENDED MAY 31, 1998

                                                                                                       PENNSYLVANIA
                                                        GOVERNMENT       TREASURY       TAX EXEMPT      TAX EXEMPT
                                        MONEY MARKET   MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                            FUND           FUND            FUND            FUND            FUND
                                       -------------   ------------    ------------    ------------    ------------
INVESTMENT INCOME:
   Interest .........................       $138,568        $62,752        $16,037         $17,905          $3,546
                                            --------        -------        -------         -------          ------
EXPENSES:
   Investment Advisory fees .........          8,578          3,942            920           1,732             379
   Administration fees ..............            662            307             84             217              42
   Distribution fees ................            530            277             85              93               3
   12b-1 fees .......................            936            406            101             209              39
   Registration and filing fees .....            132            126              3              43               6
   Shareholder servicing fees-- Retail
      Class only ....................            616            245              8             104              35
   Custodian fees ...................            245            116             43              63              19
   Professional fees ................            301            126             30              38              13
   Transfer Agent fees ..............             67             39             32              25              32
   Trustees' fees ...................             72             24              8               9               2
   Printing and shareholder reports .            118             53              8              10               5
   Amortization of deferred
      organization costs ............             --             --             14              --               3
   Miscellaneous ....................            250            191             26              26              17
   Fees waived by Investment Advisers         (2,451)        (1,126)          (153)           (990)           (237)
                                            --------        -------        -------         -------          ------
   Total expenses ...................         10,056          4,726          1,209           1,579             358
                                            --------        -------        -------         -------          ------
NET INVESTMENT INCOME ...............        128,512         58,026         14,828          16,326           3,188
                                            --------        -------        -------         -------          ------
NET REALIZED GAIN/(LOSS) ON
    INVESTMENTS SOLD ................             (4)            (1)             8              10             (10)
                                            --------        -------        -------         -------          ------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .......       $128,508        $58,025        $14,836         $16,336          $3,178
                                            ========        =======        =======         =======          ======

                             See Accompanying Notes

FINANCIAL STATEMENTS
ARMADA FUNDS MONEY MARKET SERIES
STATEMENT OF CHANGES IN NET ASSETS (000)

                                                     MONEY MARKET FUND                GOVERNMENT MONEY MARKET FUND
                                              -------------------------------        -------------------------------
                                                FOR THE YEAR ENDED MAY 31,             FOR THE YEAR ENDED MAY 31,
                                              -------------------------------        -------------------------------
                                                    1998           1997                    1998           1997
                                              -------------------------------        -------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................    $   128,512     $  102,513            $     58,026      $ 48,418
   Net realized gain/(loss) on securities sold           (4)            (1)                     (1)           --
                                                 ----------     ----------              ----------      --------
Net increase in net assets resulting
   from operations .........................        128,508        102,512                  58,025        48,418
                                                 ----------     ----------              ----------      --------
Distributions to shareholders:
   Net investment income:
     Institutional .........................       (103,139)       (85,505)                (47,874)      (40,861)
     Retail ................................        (25,134)       (17,008)                (10,152)       (7,557)
     Class B ...............................             --             --                      --            --
   Realized capital gains:
     Institutional .........................             --             --                      --            --
     Retail ................................             --             --                      --            --
     Class B ...............................             --             --                      --            --
                                                 ----------     ----------              ----------      --------
Total distributions ........................       (128,273)      (102,513)                (58,026)      (48,418)
                                                 ----------     ----------              ----------      --------

Share transactions:
   Institutional
     Proceeds from shares issued ...........      5,718,525      5,045,819               3,557,896     2,930,559
     Reinvestment of cash distributions ....          1,914             24                     176           423
     Cost of shares redeemed ...............     (5,751,937)    (4,447,236)             (3,233,359)   (2,861,213)
                                                 ----------     ----------              ----------      --------
        Net Institutional share transactions        (31,498)       598,607                 324,713        69,769
                                                 ----------     ----------              ----------      --------
   Retail
     Proceeds from shares issued ...........      2,079,077      1,653,855                 614,377       434,038
     Reinvestment of cash distributions ....         14,552         13,094                   1,400         1,149
     Cost of shares redeemed ...............     (1,742,976)    (1,663,864)               (526,921)     (407,252)
                                                 ----------     ----------              ----------      --------
        Net Retail share transactions ......        350,653          3,085                  88,856        27,935
                                                 ----------     ----------              ----------      --------
   Class B
     Proceeds from shares issued ...........              6             --                      --            --
     Reinvestment of cash distributions ....             --             --                      --            --
     Cost of shares redeemed ...............             (1)            --                      --            --
                                                 ----------     ----------              ----------      --------
        Net Class B share transactions .....              5             --                      --            --
                                                 ----------     ----------              ----------      --------
Increase/(decrease) in net assets from
   share transactions ......................        319,160        601,692                 413,569        97,704
                                                 ----------     ----------              ----------      --------
Total increase/(decrease) in net assets ....        319,395        601,691                 413,568        97,704
                                                 ----------     ----------              ----------      --------
NET ASSETS:
   Beginning of period .....................      2,289,192      1,687,501                 970,791       873,087
                                                 ----------     ----------              ----------      --------
   End of period ...........................     $2,608,587     $2,289,192              $1,384,359      $970,791
                                                 ==========     ==========              ==========      ========

                                                                                     TAX EXEMPT
                                              TREASURY MONEY MARKET FUND          MONEY MARKET FUND
                                              ----------------------------- ------------------------------
                                              FOR THE YEAR ENDED MAY 31,     FOR THE YEAR ENDED MAY 31,
                                              ----------------------------- ------------------------------
                                                  1998         1997              1998         1997
                                              ----------------------------- ------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................  $   14,828  $    15,208         $  16,326     $  12,103
   Net realized gain/(loss) on securities sold         8           17                10            13
                                              ----------   ----------          --------      --------
Net increase in net assets resulting
   from operations .........................      14,836       15,225            16,336        12,116
                                              ----------   ----------          --------      --------
Distributions to shareholders:
   Net investment income:
     Institutional .........................     (14,531)     (14,941)          (13,748)       (9,991)
     Retail ................................        (297)        (267)           (2,665)       (2,112)
     Class B ...............................          --           --                --            --
   Realized capital gains:
     Institutional .........................          --          (13)               --            --
     Retail ................................          --           (1)               --            --
     Class B ...............................          --           --                --            --
                                              ----------   ----------          --------      --------
Total distributions ........................     (14,828)     (15,222)          (16,413)      (12,103)
                                              ----------   ----------          --------      --------

Share transactions:
   Institutional
     Proceeds from shares issued ...........   1,565,848    1,140,870           881,569       631,572
     Reinvestment of cash distributions ....          10            1                 1            --
     Cost of shares redeemed ...............  (1,482,587)  (1,176,801)         (833,210)     (522,712)
                                              ----------   ----------          --------      --------
        Net Institutional share transactions      83,271      (35,930)           48,360       108,860
                                              ----------   ----------          --------      --------
   Retail
     Proceeds from shares issued ...........      14,124       31,457           381,022       334,988
     Reinvestment of cash distributions ....         271          238             2,404         2,090
     Cost of shares redeemed ...............     (12,854)     (30,371)         (322,804)     (351,091)
                                              ----------   ----------          --------      --------
        Net Retail share transactions ......       1,541        1,324            60,622       (14,013)
                                              ----------   ----------          --------      --------
   Class B
     Proceeds from shares issued ...........          --           --                --            --
     Reinvestment of cash distributions ....          --           --                --            --
     Cost of shares redeemed ...............          --           --                --            --
                                              ----------   ----------          --------      --------
        Net Class B share transactions .....          --           --                --            --
                                              ----------   ----------          --------      --------
Increase/(decrease) in net assets from
   share transactions ......................      84,812      (34,606)          108,982        94,847
                                              ----------   ----------          --------      --------
Total increase/(decrease) in net assets ....      84,820      (34,603)          108,905        94,860
                                              ----------   ----------          --------      --------
NET ASSETS:
   Beginning of period .....................     282,007      316,610           442,596       347,736
                                              ----------   ----------          --------      --------
   End of period ...........................  $  366,827   $  282,007          $551,501      $442,596
                                              ==========   ==========          ========      ========


                                                  PENNSYLVANIA TAX EXEMPT
                                               GOVERNMENT MONEY MARKET FUND
                                              --------------------------------
                                                FOR THE YEAR ENDED MAY 31,
                                              --------------------------------
                                                    1998           19971
                                              --------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................    $    3,188       $  2,410
   Net realized gain/(loss) on securities sold         (10)            --
                                                  --------        -------
Net increase in net assets resulting
   from operations .........................         3,178          2,410
                                                  --------        -------
Distributions to shareholders:
   Net investment income:
     Institutional .........................        (2,280)        (2,146)
     Retail ................................          (872)          (264)
     Class B ...............................            --             --
   Realized capital gains:
     Institutional .........................            --             --
     Retail ................................            --             --
     Class B ...............................            --             --
                                                  --------        -------
Total distributions ........................        (3,152)        (2,410)
                                                  --------        -------

Share transactions:
   Institutional
     Proceeds from shares issued ...........       171,384        180,573
     Reinvestment of cash distributions ....            --             23
     Cost of shares redeemed ...............      (159,015)      (188,192)
                                                  --------        -------
        Net Institutional share transactions        12,369         (7,596)
                                                  --------        -------
   Retail
     Proceeds from shares issued ...........       127,747         59,050
     Reinvestment of cash distributions ....           295             53
     Cost of shares redeemed ...............      (115,504)       (38,273)
                                                  --------        -------
        Net Retail share transactions ......        12,538         20,830
                                                  --------        -------
   Class B
     Proceeds from shares issued ...........            --
     Reinvestment of cash distributions ....            --
     Cost of shares redeemed ...............            --
                                                  --------        -------
        Net Class B share transactions .....            --
                                                  --------        -------
Increase/(decrease) in net assets from
   share transactions ......................        24,907         13,234
                                                  --------        -------
Total increase/(decrease) in net assets ....        24,933         13,234
                                                  --------        -------
NET ASSETS:
   Beginning of period .....................        81,706         68,472
                                                  --------        -------
   End of period ...........................      $106,639        $81,706
                                                  ========        =======

1 ACTIVITY FOR THE YEAR ENDED MAY 31, 1997 INCLUDES THAT OF THE PREDECESSOR FUND
  THROUGH SEPTEMBER 6, 1996.

                             See Accompanying Notes
                                     30 & 31

NOTES TO FINANCIAL STATEMENTS

1.  FUND ORGANIZATION
   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series of twenty-three funds each of which is authorized to issue two classes of shares designated as Institutional and Retail Shares. Effective January 1, 1998 the Equity Growth, Equity Income, Small Cap Value, Small Cap Growth, Core Equity, International Equity, Intermediate Bond, Bond and Money Market Funds additionally began offering a third class of shares designated as B Shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. B Shares are sold with a contingent deferred sales charge which may be reduced or waived under certain circumstances.
   The Trust currently has four Series that consist of the following Funds:
   Money Market Series
Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax Exempt Money Market Fund and Pennsylvania Tax Exempt Money Market Fund;
   Equity Series
International Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, Equity Growth Fund, Core Equity Fund, Equity Income Fund, Equity Index Fund and Tax Managed Equity Fund;
   Tax Exempt Series
Ohio Tax Exempt Fund, Pennsylvania Municipal Fund and National Tax Exempt Fund;
   Income Series
Total Return Advantage Fund, Intermediate Bond Fund, Enhanced Income Fund, GNMA Fund, Bond Fund, Real Return Advantage Fund and Balanced Allocation Fund.
   As of the date of this report, the Equity Index, Balanced Allocation and Real Return Advantage Funds have not commenced operations.
   Effective November 19, 1997, the names of the Armada Government, Treasury, Tax Exempt and Pennsylvania Tax Exempt Funds were changed to the Armada Government Money Market, Treasury Money Market, Tax Exempt Money Market and the Pennsylvania Tax Exempt Money Market Funds, respectively.
   FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc. ("Inventor").
   As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Tax Exempt Money Market Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $74,142,677 in exchange for shares of the Armada Pennsylvania Tax Exempt Fund. The Reorganization was executed as a tax-free reorganization in accordance with
Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The results of operations, changes in net assets and financial highlights of the Armada Pennsylvania Tax Exempt Fund for the year ended May 31, 1997 include those of the Predecessor Fund.
   In accordance with provisions of the Reorganization Agreement, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust recognized approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various funds in the Trust.

NOTES TO FINANCIAL STATEMENTS

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, and Pennsylvania Tax Exempt Money Market Funds (the "Funds") in preparation of their financial statements.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The Pennsylvania Tax Exempt Money Market Fund has invested substantially all of its assets in the municipal obligations of that state. The Tax Exempt Money Market Fund invests in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting the states and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by the Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statement of Net Assets.
   PORTFOLIO VALUATION: Investment securities in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds are valued twice daily for processing subscription and redemption orders. Investment securities are valued on the basis of amortized cost which has been determined by the Board of Trustees to represent the fair value of the Funds' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of any applicable discount or premium.
   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Expenses common to all the Funds in the Trust are allocated among them.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund declares dividends daily from net investment income and pays such dividends no later than five business days after the end of the month. Net investment income of the Money Market, Government Money Market, and Treasury Money Market Funds consists of interest accrued and discount earned (including both original issue and market discount), less amortization of any market premium and accrued expenses. Net investment income of the Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds consists of interest accrued, original issue discount earned, less amortization of any market premium and accrued expenses.
   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts in the financial statements, such amounts are reported separately. At May 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. For the fiscal year ended May 31, 1998, distributions were: Tax Exempt Money Market Fund 100% tax exempt income; Pennsylvania Tax Exempt Money Market Fund 100% tax exempt income.

NOTES TO FINANCIAL STATEMENTS

   REPURCHASE AGREEMENTS: Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
   ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and State securities regulations. All organization expenses incurred through June 30, 1998 are being amortized on a straight-line basis over a period of five years from the date of commencement of operations. In accordance with AICPA Statement of Position 98-5, "Reporting on the Costs of Start-Up Activities", any organization expenses incurred subsequent to June 30, 1998 will be expensed as incurred. 3. INVESTMENT ADVISER, DISTRIBUTION FEE AND OTHER RELATED PARTY TRANSACTIONS
   Fees paid by the Trust pursuant to the Advisory Agreements with National City Bank, (the "Adviser"), a wholly-owned subsidiary of National City Corporation, are payable monthly based on an annual rate of .35% of the average daily net assets of each of the Money Market, Government Money Market and Tax Exempt Money Market Funds, .30% of the average daily net assets of the Treasury Money Market Fund, and .40% of the average daily net assets of the Pennsylvania Tax Exempt Money Market Fund. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Tax Exempt Money Market Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continued to serve under an agreement with National City Bank and was entitled to earn a fee pursuant to such agreement. Effective October 1, 1997, the agreement with the Sub-Adviser was terminated and the Adviser assumed full investment management responsibilities. The Adviser may from time to time waive its fees payable by the Funds. For the year ended May 31, 1998, the Adviser has earned and waived the following fees:
                                     EARNED     WAIVED
                                      (000)      (000)
                                   ----------   -------
Money Market Fund................    $8,578     $2,451
Government Money Market Fund.....     3,942      1,126
Treasury Money Market Fund.......       920        153
Tax Exempt Money Market Fund.....     1,732        990
Pennsylvania Tax Exempt
   Money Market Fund.............       379        237

   At May 31, 1998, Advisory fees accrued and unpaid amounted to:
                                                 (000)
                                                -------
Money Market Fund...........................     $1,094
Government Money Market Fund................        509
Treasury Money Market Fund..................        370
Tax Exempt Money Market Fund................        123
Pennsylvania Tax Exempt Money
   Market Fund..............................         45

   The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Retail shares in each of the Funds and B shares of the Money Market Fund. Pursuant to the Retail Class and Class B Services Plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares or B shares in consideration for the payment of up to .15% on an annualized basis of the net asset value of the Retail shares of the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds and on B shares of the Money Market Fund. Prior to January 1, 1998, fees

NOTES TO FINANCIAL STATEMENTS

payable under the Services Plan were .10% on an annualized basis of the net asset value. For the period ended May 31, 1998, fees paid under the Services Plan to NatCity Investments, Inc. and National City Bank of Columbus, wholly-owned subsidiaries of National City Corporation, amounted to:

                        NATIONAL CITY        NATCITY
                      BANK OF COLUMBUS  INVESTMENTS INC.
                            (000)             (000)
                      -----------------  --------------
Money Market Fund...         $251              $365
Government Money
  Market Fund.......          209                36
Treasury Money
  Market Fund.......            1                 7
Tax Exempt Money
  Market Fund.......           34                70
Pennsylvania Tax Exempt
  Money Market Fund.           33                 2

   National City Bank also serves as the Funds' Custodian. For the year ended May 31, 1998, National City Bank earned custodian fees as follows:

                                                   (000)
                                                  -------
Money Market Fund...........................       $245
Government Money Market Fund................        116
Treasury Money Market Fund..................         43
Tax Exempt Money Market Fund................         63
Pennsylvania Tax Exempt Money
   Market Fund..............................         19

   The Trust and SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company ("SEI" or "Distributor") are parties to a distribution agreement dated May 1, 1998. The Distributor receives no fees for its distribution services under this agreement.
   440 Financial Distributors, Inc., ("440") a wholly-owned subsidiary of The Shareholder Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corp., served as the Trust's Distributor until March 7, 1997. Each Fund reimbursed 440 for direct and indirect expenses incurred in performing distribution services, up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual fee of $250,000, which was allocated among the investment funds for which 440 was distributing shares.
   SEI served as distributor to the Pennsylvania Tax Exempt Money Market Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.
   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. Such fees are paid for services rendered to all of the Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.
   Expenses for the period ended May 31, 1998, include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.
   The Trust and SEI Fund Resources (the "Administrator") are parties to an Administration Agreement dated May 1, 1998, under which the Administrator provides administrative services for an annual fee of .07% of the aggregate average daily net assets of the Portfolios up to the first eighteen billion and
 .06% of the aggregate average daily net assets of the Portfolios over eighteen billion. Prior to May 2, 1998 PFPC Inc. ("PFPC") served as Administrator and Accounting Agent to the Trust. As compensation for services performed, each Fund paid PFPC an asset-based fee plus reimbursement of reasonable out-of-pocket expenses.

4.  SHARES OF BENEFICIAL INTEREST
   The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Since the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown on the following pages for such transactions.

NOTES TO FINANCIAL STATEMENTS


FOR THE YEAR ENDED

                                                    MAY 31, 1998 (000)                     MAY 31, 1997 (000)
                                        --------------------------------------------   ---------------------------
                                           INSTITUTIONAL      RETAIL                   INSTITUTIONAL      RETAIL
                                               CLASS           CLASS        CLASS B        CLASS           CLASS
                                        ----------------   -----------     ---------   -------------   -----------
MONEY MARKET FUND
Shares sold .........................      $ 5,718,525     $ 2,079,077      $   5      $ 5,045,819     $ 1,653,855
Shares reinvested ...................            1,914          14,552         --               24          13,094
Shares repurchased ..................       (5,751,937)     (1,742,976)        (1)      (4,447,236)     (1,663,864)
                                           -----------     -----------      -----      -----------     -----------
Net increase ........................      $   (31,498)    $   350,653      $   4      $   598,607     $     3,085
                                           ===========     ===========      =====      ===========     ===========
GOVERNMENT MONEY MARKET FUND
Shares sold .........................      $ 3,557,896     $   614,377      $  --       $2,930,559     $   434,038
Shares reinvested ...................              176           1,400         --              423           1,149
Shares repurchased ..................       (3,233,359)       (526,921)     $  --       (2,861,213)       (407,252)
                                           -----------     -----------      -----      -----------     -----------
Net increase ........................      $   324,713     $    88,856      $  --      $    69,769     $    27,935
                                           ===========     ===========      =====      ===========     ===========

TREASURY MONEY MARKET FUND
Shares sold .........................      $ 1,565,848     $    14,124      $  --      $ 1,140,870     $    31,457
Shares reinvested ...................               10             271         --                1             238
Shares repurchased ..................       (1,482,587)        (12,854)     $  --       (1,176,801)        (30,371)
                                           -----------     -----------      -----      -----------     -----------
Net increase/(decrease) .............      $    83,271     $     1,541      $  --      $   (35,930)    $     1,324
                                           ===========     ===========      =====      ===========     ===========
TAX EXEMPT MONEY MARKET FUND
Shares sold .........................      $   881,569     $   381,021      $  --      $   631,572     $   334,988
Shares reinvested ...................                1           2,404         --               --           2,090
Shares repurchased ..................         (833,210)       (322,804)     $  --         (522,712)       (351,092)
                                           -----------     -----------      -----      -----------     -----------
Net increase/(decrease) .............      $    48,360     $    60,621      $  --      $   108,860     $   (14,014)
                                           ===========     ===========      =====      ===========     ===========
PENNSYLVANIA TAX EXEMPT
MONEY MARKET FUND
Shares sold .........................      $   171,384     $   127,747      $  --      $   180,573     $    59,050
Shares reinvested ...................               --             295         --               23              53
Shares repurchased ..................         (159,015)       (115,504)     $  --         (188,192)        (38,273)
                                           -----------     -----------      -----      -----------     -----------
Net increase/(decrease) .............      $    12,369     $    12,538      $  --      $    (7,596)    $    20,830
                                           ===========     ===========      =====      ===========     ===========

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Armada Funds

We have audited the accompanying statements of net assets of the Armada Money Market Fund, Armada Government Money Market Fund, Armada Treasury Money Market Fund, Armada Tax Exempt Money Market Fund and Armada Pennsylvania Tax Exempt Money Market Fund (the "Funds") as of May 31, 1998, and the related statements of operations and changes in net assets for the periods presented therein. We have also audited the financial highlights for each of the periods presented herein for the Armada Money Market Fund, Armada Government Money Market Fund, Armada Treasury Money Market Fund, and Armada Tax Exempt Money Market Fund, and for the years ended May 31, 1998 and May 31, 1997 presented herein for the Armada Pennsylvania Tax Exempt Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended April 30, 1995 through May 31, 1996 for the Armada Pennsylvania Tax Exempt Money Market Fund were audited by other auditors whose report dated July 26, 1996 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian, as of May 31, 1998, and confirmation of securities not held by the custodian, by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1998 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at May 31, 1998, and the results of their operations and changes in their net assets for the periods presented herein and for the Armada Money Market Fund, Armada Government Money Market Fund, Armada Treasury Money Market Fund, and Armada Tax Exempt Money Market Fund, the financial highlights for each of the periods presented herein, and for the Armada Pennsylvania Tax Exempt Money Market Fund, the financial highlights for the years ended May 31, 1998 and May 31, 1997 presented herein, in conformity with generally accepted accounting principles.



                                                                   /S/ SIGNATURE
                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
July 20, 1998

                                     NOTES

                                     NOTES

                                     NOTES

ARMADA FUNDS

BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Zurn Industries, Inc.

HERBERT R. MARTENS, JR.
PRESIDENT
Executive Vice President,
      National City Corporation
Chairman, President and Chief Executive
      Officer, NatCity Investments,Inc.

LEIGH CARTER
Retired President and Chief Operating
      Officer, B.F. Goodrich Company
Director:
Kirtland Capital Corporation
Morrison Products

JOHN F. DURKOTT
President and Chief Operating Officer,
      Kittle's Home Furnishings Center, Inc.


ROBERT J. FARLING
Retired Chairman, President and
      Chief Executive Officer, Centerior Energy
Director:
Republic Engineered Steels

RICHARD W. FURST, DEAN
Professor of Finance and Dean
      Carol Martin Gatton College of Business
      and Economics, University of Kentucky
Director:
Foam Design, Inc.
The Seed Corporation

GERALD L. GHERLEIN
Executive Vice President and General
      Counsel, Eaton Corporation
Trustee:
WVIZ Educational Television

J. WILLIAM PULLEN
President and Chief Executive Officer,
      Whayne Supply Company

[ARMANDA FUNDS LOGO OMITTED]
Oaks, Pennsylvania 19456
Marlborough, Massachusetts  01752


INVESTMENT ADVISER

AFFILIATE OF
NATIONAL CITY
CORPORATION

National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114

National City Bank, Columbus
155 East Broad Street
Columbus, Ohio 43251

National City Bank, Kentucky
101 South Fifth Street
Louisville, Kentucky 40202




AF-803 (7/98)


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